GENERAL	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.
Formula Systems (1985) Ltd. ("Formula") was incorporated in Israel and began its business operations in 1985. Since 1991, Formula's ordinary shares, par value NIS 1.0 per share, have been traded on the Tel-Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula's ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. As of November, 2010, the controlling shareholder of the Company is Asseco Poland S.A. ("Asseco"), a Polish public company, traded on the Warsaw Stock Exchange.

Formula, through its subsidiaries and affiliates (collectively, the "Company" or the "Group") is engaged in providing proprietary and non-proprietary software solutions and services, software product marketing and support, computer infrastructure and integration solutions and learning and integration. The Group operates through four directly held subsidiary and affiliated companies: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic"), Sapiens International Corporation N.V ("Sapiens") and Insync Staffing Inc. (“Insync”).

Sapiens:

On August 21, 2011, following the acquisition by Sapiens of all of the outstanding shares of FIS Software Ltd. and its subsidiaries ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (see Note 3a for further information), which was mainly financed by the issuance of Sapiens common shares, Formula's interest in Sapiens was diluted from 75.6% to 42.2%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting. The gain recognized in 2011 in relation of the Company’s loss of control in Sapiens and the related re-measurement of the investment to fair value amounted to $ 25,833 and is presented in the income statement as equity in gains of affiliated companies, net. By December 31, 2011, Formula’s interest in Sapiens outstanding common shares increased to 47.3%.

  On January 27, 2012, Formula consummated the purchase of Sapiens common shares from two former shareholders of FIS and IDIT (Sapiens' recently acquired companies) and others, resulting in an increase in Formula’s interest in Sapiens' outstanding common shares from 47.3% to 52.1%, following which Formula regained control over Sapiens. The gain recognized in relation to the consolidation of Sapiens and the related re-measurement of the investment to fair value amount to $3,410 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

On November 19, 2013, Sapiens completed a follow-on public offering of its common shares on the NASDAQ. Sapiens issued 6,497,400 shares at a price of $ 6.25 per share before issuance expenses. Total net proceeds from the issuance amounted to approximately $ 37,791. As a result of the offering, Formula’s interest in Sapiens' outstanding common shares diluted from 56.8% to 48.6%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting due to loss of control in Sapiens in accordance with ASC 810. The gain recognized in relation of Formula loss of control in Sapiens and the related re-measurement of the investment to fair value amounted to $ 61,164 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

From August 21, 2014 through December 23, 2014, Formula purchased an aggregate of 1,545,802 common shares of Sapiens through broker-initiated and private transactions for an aggregate purchase price of $ 11,908, pursuant to which Formula’s holdings in Sapiens were increased to 50.2%. As a result of Formula’s gaining of control in Sapiens, Formula’s investment in Sapiens was consolidated in Formula’s closing balances as of December 31, 2014. The gain recognized in relation to the consolidation of Sapiens and the related re-measurement of the investment to fair value amounted to $ 3,413 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

Magic:

On March 5, 2014, Magic completed a follow-on public offering of its ordinary shares on the NASDAQ. Magic issued 6,900,000 shares at a price of $ 8.50 per share before issuance expenses. Total net proceeds from the issuance amounted to $ 54,726. As a result of the offering, Formula’s interest in Magic’s outstanding ordinary shares diluted from 51.6% to 45.0%. Formula's investment in Magic following the dilution was measured under the equity method of accounting due to loss of control in Magic in accordance with ASC 810. The gain recognized in relation of Formula loss of control in Magic and the related re-measurement of the investment to fair value amounted to $ 83,520 offset by $ 16,361 deferred tax expenses, both presented in the income statement as equity in gains of affiliated companies, net.

For a description of the Company's operations, see Note 16f.

b.
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership and control
	December 31,
	2013	2014
Name of subsidiary (affiliate)

Matrix	50.1	50.2
Magic(1)	51.6	45.1
Sapiens(2)	48.6	50.2
Insync	-	100

1)	From March 5, 2014 until December 31, 2014 Magic's results of operations were reflected in the Company's results of operations using the equity method of accounting.

2)
From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 23, 2014 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.

c.	Restatement of consolidated financial statements:

The Company has restated its consolidated financial statements for 2013 in order to retrospectively reflect the effect of a correction of a misstatement in Matrix’s revenues and accounts receivables during the years 2009 – 2013. Accordingly, the consolidated financial statements for the years ended December 31, 2013 and 2012 have been restated from amounts previously reported.

The impacts of these restatements of the consolidated financial statements are summarized below:

Consolidated Balance Sheets:

	December 31, 2013
	As previously reported	change	As presented in these financial statements

Trade receivables, net	$201,144	$(7,562)	$193,582

Other accounts receivable and prepaid expenses	34,609	1,879	36,488

Total Formula Systems (1985) shareholders’ equity	322,185	(2,844)	319,341

Non-controlling interests	$159,653	$(2,839)	$156,814

Consolidated Statement of Income:

	Year ended December 31, 2013
	As previously reported	change	As presented in these financial statements

Revenues	$796,674	$(793)	$795,881

Taxes on income	8,926	(198)	8,728

Net income	107,056	(595)	106,461

Net income attributable to non-controlling interests	24,336	(297)	24,039

Net income attributable to Formula Systems (1985) shareholders	$80,985	$(298)	$80,687

Diluted net earnings per share attributable to Formula Systems (1985)	$5.70	$(0.02)	$5.68

	Year ended December 31, 2012
	As previously reported	The change	As presented In these financial statements

Revenues	$744,731	$(1,750)	$742,981

Taxes on income	6,583	(438)	6,145

Net income	47,484	(1,312)	46,172

Net income attributable to non-controlling interests	24,421	(655)	23,766

Net income attributable to Formula Systems (1985) shareholders	$24,030	$(657)	$23,373

Diluted net earnings per share attributable to Formula Systems (1985)	$1.72	$(0.05)	$1.67